ESTIMATION OF FAIR VALUE - Measurements of fair value of assets on a recurring basis (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Assets	$ 278,832,589	$ 259,675,153
Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	35,966,905	30,701,008
Recurring fair value measurement | Other accounts receivable FVTPL | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,706,030	2,488,414
Recurring fair value measurement | Debt securities
Disclosure of fair value measurement of assets [line items]
Assets	26,292,207	22,729,991
Recurring fair value measurement | Debt securities | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	4,683,215	3,794,234
Recurring fair value measurement | Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	4,673,113	3,762,978
Recurring fair value measurement | Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	21,608,992	18,935,757
Recurring fair value measurement | Securities issued by the Colombian Government | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,425,760	2,270,642
Recurring fair value measurement | Securities issued by the Colombian Government | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	11,643,942	10,525,774
Recurring fair value measurement | Securities issued by other of the Colombian Government entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	175,794	128,546
Recurring fair value measurement | Securities issued by other of the Colombian Government entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	465,678	497,635
Recurring fair value measurement | Securities issued by foreign Governments | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	139,534	98,155
Recurring fair value measurement | Securities issued by foreign Governments | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	4,997,430	3,015,556
Recurring fair value measurement | Securities issued by central banks | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	13,966	12,914
Recurring fair value measurement | Securities issued by central banks | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	970,095	1,131,740
Recurring fair value measurement | Securities issued by other financial entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,850,422	1,218,751
Recurring fair value measurement | Securities issued by other financial entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	3,054,925	3,308,480
Recurring fair value measurement | Securities issued by entities of the non-financial sector entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	33,942	29,122
Recurring fair value measurement | Securities issued by entities of the non-financial sector entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	34,840	209,940
Recurring fair value measurement | Other debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	33,695	4,848
Recurring fair value measurement | Other debt securities | Investment securities at fair value | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	10,102	31,256
Recurring fair value measurement | Other debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	442,082	246,632
Recurring fair value measurement | Equity securities
Disclosure of fair value measurement of assets [line items]
Assets	4,851,213	3,763,249
Recurring fair value measurement | Trading equity securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	3,523,121	2,672,648
Recurring fair value measurement | Equity investments | Investment securities at fair value | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,328,092	1,090,601
Recurring fair value measurement | Derivatives | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	917,434	768,686
Recurring fair value measurement | Derivatives | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	166,598	30,138
Recurring fair value measurement | Currency forward | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	765,166	617,799
Recurring fair value measurement | Currency forward | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	166,598	30,138
Recurring fair value measurement | Bond forward | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	253	71
Recurring fair value measurement | Interest rate | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	73,481	43,181
Recurring fair value measurement | Cross currency | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	34,682	48,546
Recurring fair value measurement | Currency options | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	43,852	59,089
Recurring fair value measurement | Financial assets in concession contracts | Other accounts receivable FVTPL | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,706,030	2,488,414
Recurring fair value measurement | Non-financial assets
Disclosure of fair value measurement of assets [line items]
Assets	1,033,423	920,530
Recurring fair value measurement | Biological assets [member]
Disclosure of fair value measurement of assets [line items]
Assets	104,857	84,206
Recurring fair value measurement | Investment property [member]
Disclosure of fair value measurement of assets [line items]
Assets	928,566	836,324
Recurring fair value measurement | Level 1 of fair value hierarchy
Disclosure of fair value measurement of assets [line items]
Assets	11,079,989	11,880,035
Recurring fair value measurement | Level 1 of fair value hierarchy | Debt securities
Disclosure of fair value measurement of assets [line items]
Assets	9,903,351	10,941,238
Recurring fair value measurement | Level 1 of fair value hierarchy | Debt securities | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,540,107	2,129,180
Recurring fair value measurement | Level 1 of fair value hierarchy | Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,540,107	2,129,180
Recurring fair value measurement | Level 1 of fair value hierarchy | Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	8,363,244	8,812,058
Recurring fair value measurement | Level 1 of fair value hierarchy | Securities issued by the Colombian Government | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,503,708	2,109,574
Recurring fair value measurement | Level 1 of fair value hierarchy | Securities issued by the Colombian Government | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	7,923,409	8,208,778
Recurring fair value measurement | Level 1 of fair value hierarchy | Securities issued by other of the Colombian Government entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets		19,606
Recurring fair value measurement | Level 1 of fair value hierarchy | Securities issued by other of the Colombian Government entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	191,994	232,312
Recurring fair value measurement | Level 1 of fair value hierarchy | Securities issued by foreign Governments | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	3,220
Recurring fair value measurement | Level 1 of fair value hierarchy | Securities issued by foreign Governments | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	9,954	91,315
Recurring fair value measurement | Level 1 of fair value hierarchy | Securities issued by other financial entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	33,179
Recurring fair value measurement | Level 1 of fair value hierarchy | Securities issued by other financial entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	237,887	279,653
Recurring fair value measurement | Level 1 of fair value hierarchy | Equity securities
Disclosure of fair value measurement of assets [line items]
Assets	1,176,638	938,797
Recurring fair value measurement | Level 1 of fair value hierarchy | Trading equity securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,679	3,060
Recurring fair value measurement | Level 1 of fair value hierarchy | Equity investments | Investment securities at fair value | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,174,959	935,737
Recurring fair value measurement | Level 2 of fair value hierarchy
Disclosure of fair value measurement of assets [line items]
Assets	20,555,062	14,836,300
Recurring fair value measurement | Level 2 of fair value hierarchy | Debt securities
Disclosure of fair value measurement of assets [line items]
Assets	16,378,754	11,775,020
Recurring fair value measurement | Level 2 of fair value hierarchy | Debt securities | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	3,133,006	1,651,321
Recurring fair value measurement | Level 2 of fair value hierarchy | Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	3,133,006	1,633,798
Recurring fair value measurement | Level 2 of fair value hierarchy | Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	13,245,748	10,123,699
Recurring fair value measurement | Level 2 of fair value hierarchy | Securities issued by the Colombian Government | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	922,052	161,068
Recurring fair value measurement | Level 2 of fair value hierarchy | Securities issued by the Colombian Government | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	3,720,533	2,316,996
Recurring fair value measurement | Level 2 of fair value hierarchy | Securities issued by other of the Colombian Government entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	175,794	108,940
Recurring fair value measurement | Level 2 of fair value hierarchy | Securities issued by other of the Colombian Government entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	273,684	265,323
Recurring fair value measurement | Level 2 of fair value hierarchy | Securities issued by foreign Governments | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	136,314	98,155
Recurring fair value measurement | Level 2 of fair value hierarchy | Securities issued by foreign Governments | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	4,987,476	2,924,241
Recurring fair value measurement | Level 2 of fair value hierarchy | Securities issued by central banks | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	13,966	12,914
Recurring fair value measurement | Level 2 of fair value hierarchy | Securities issued by central banks | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	970,095	1,131,740
Recurring fair value measurement | Level 2 of fair value hierarchy | Securities issued by other financial entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,817,243	1,218,751
Recurring fair value measurement | Level 2 of fair value hierarchy | Securities issued by other financial entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,817,038	3,028,827
Recurring fair value measurement | Level 2 of fair value hierarchy | Securities issued by entities of the non-financial sector entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	33,942	29,122
Recurring fair value measurement | Level 2 of fair value hierarchy | Securities issued by entities of the non-financial sector entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	34,840	209,940
Recurring fair value measurement | Level 2 of fair value hierarchy | Other debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	33,695	4,848
Recurring fair value measurement | Level 2 of fair value hierarchy | Other debt securities | Investment securities at fair value | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets		17,523
Recurring fair value measurement | Level 2 of fair value hierarchy | Other debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	442,082	246,632
Recurring fair value measurement | Level 2 of fair value hierarchy | Equity securities
Disclosure of fair value measurement of assets [line items]
Assets	3,092,276	2,264,139
Recurring fair value measurement | Level 2 of fair value hierarchy | Trading equity securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	3,046,048	2,212,915
Recurring fair value measurement | Level 2 of fair value hierarchy | Equity investments | Investment securities at fair value | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Assets	46,228	51,224
Recurring fair value measurement | Level 2 of fair value hierarchy | Derivatives | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	917,434	767,003
Recurring fair value measurement | Level 2 of fair value hierarchy | Derivatives | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	166,598	30,138
Recurring fair value measurement | Level 2 of fair value hierarchy | Currency forward | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	765,166	616,116
Recurring fair value measurement | Level 2 of fair value hierarchy | Currency forward | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	166,598	30,138
Recurring fair value measurement | Level 2 of fair value hierarchy | Bond forward | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	253	71
Recurring fair value measurement | Level 2 of fair value hierarchy | Interest rate | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	73,481	43,181
Recurring fair value measurement | Level 2 of fair value hierarchy | Cross currency | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	34,682	48,546
Recurring fair value measurement | Level 2 of fair value hierarchy | Currency options | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	43,852	59,089
Recurring fair value measurement | Level 3 of fair value hierarchy
Disclosure of fair value measurement of assets [line items]
Assets	4,331,854	3,984,673
Recurring fair value measurement | Level 3 of fair value hierarchy | Other accounts receivable FVTPL | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,706,030	2,488,414
Recurring fair value measurement | Level 3 of fair value hierarchy | Debt securities
Disclosure of fair value measurement of assets [line items]
Assets	10,102	13,733	$ 19,602	$ 27,377
Recurring fair value measurement | Level 3 of fair value hierarchy | Debt securities | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	10,102	13,733
Recurring fair value measurement | Level 3 of fair value hierarchy | Other debt securities | Investment securities at fair value | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	10,102	13,733
Recurring fair value measurement | Level 3 of fair value hierarchy | Equity securities
Disclosure of fair value measurement of assets [line items]
Assets	582,299	560,313	25,341
Recurring fair value measurement | Level 3 of fair value hierarchy | Trading equity securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	475,394	456,673
Recurring fair value measurement | Level 3 of fair value hierarchy | Equity investments | Investment securities at fair value | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Assets	106,905	103,640
Recurring fair value measurement | Level 3 of fair value hierarchy | Derivatives | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets		1,683
Recurring fair value measurement | Level 3 of fair value hierarchy | Currency forward | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets		1,683
Recurring fair value measurement | Level 3 of fair value hierarchy | Financial assets in concession contracts | Other accounts receivable FVTPL | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,706,030	2,488,414
Recurring fair value measurement | Level 3 of fair value hierarchy | Non-financial assets
Disclosure of fair value measurement of assets [line items]
Assets	1,033,423	920,530
Recurring fair value measurement | Level 3 of fair value hierarchy | Biological assets [member]
Disclosure of fair value measurement of assets [line items]
Assets	104,857	84,206	66,139	48,002
Recurring fair value measurement | Level 3 of fair value hierarchy | Investment property [member]
Disclosure of fair value measurement of assets [line items]
Assets	$ 928,566	$ 836,324	$ 783,794	$ 610,188